Premiums Receivable and Other Insurance Assets	12 Months Ended
Dec. 31, 2011
Premiums Receivable and Other Insurance Assets [Abstract]
Premiums Receivable and Other Insurance Assets
13.    Premiums Receivable and Other Insurance Assets
Premiums receivable and other insurance assets consisted of the following.

December 31, ($ in millions)	2011	2010
Prepaid reinsurance premiums	$218	$249
Reinsurance recoverable on unpaid losses	321	487
Reinsurance recoverable on paid losses	54	54
Premiums receivable	288	341
Deferred policy acquisition costs	972	1,050
Total premiums receivable and other insurance assets	$1,853	$2,181